CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS - SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$ 30,498	$ 24,165
Accrued advertising expense	20,927	23,201
Contingent consideration	18,972	0
Other	38,323	52,660
Accrued expenses and other current liabilities	$ 108,720	$ 100,026